Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	Intra-Cellular Therapies, Inc.
Entity Central Index Key	0001567514
Entity Filer Category	Smaller Reporting Company